Long-Term Debt and Other Financial Liabilities, Village Seven Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Installment	Feb. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 60,808		$ 64,534
Village Seven Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount		$ 13,800
Term of bareboat charter	4 years
Number of consecutive payment installments | Installment	48
Frequency of periodic payment	monthly
Installment payment	$ 192
Purchase obligation	$ 4,738
Term of variable rate	3 months
Margin on variable rate	2.65%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Balance outstanding	$ 13,033
Village Seven Sale and Leaseback Optional Period [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Term of extension	2 years
Number of consecutive payment installments | Installment	24
Frequency of periodic payment	monthly
Installment payment	$ 192